                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: __/__/__ (a)
             or fiscal year ending: 12/31/06 (b)

Is this a transition report? (Y/N):
                                                                               N
                                                                             Y/N

Is this an amendment to a previous filing? (Y/N):
                                                                               N
                                                                             Y/N

Those items or sub-items with a box [X]Z[X] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:     John Hancock Life Insurance Company (U.S.A.)
                               Separate Account M (formerly, The Manufacturers
                               Life Insurance Company (U.S.A.) Separate
                               Account M)

     B.   File Number:         811-05179

     C.   Telephone Number:    (416) 926-3000 ext. 22360

2.   A.   Street:              601 Congress Street

     B.   City:                Boston

     C.   State:               Massachusetts

     D.   Zip Code:            02210

          Zip Ext.             2805

     E.   Foreign Country:     _______________

          Foreign Postal Code: _______________

3.   Is this the first filing on this form by Registrant? (Y/N)
                                                                               N
                                                                             Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)
                                                                               N
                                                                             Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)
     [If answer is "Y" (Yes), complete only items 89 through 110.]
                                                                               N
                                                                             Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)
     [If answer is "Y" (Yes), complete only items 111 through 132.]
                                                                               Y
                                                                             Y/N

     For period ending 12/31/2006
     File number 811-05179

111. A.   [X]Z[X] Depositor Name: ______________________________________________

     B.   [X]Z[X] File Number (if any): ________________________________________

     C.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     D.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

111. A.   [X]Z[X] Depositor Name: ______________________________________________

     B.   [X]Z[X] File Number (if any): ________________________________________

     C.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     D.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

112. A.   [X]Z[X] Sponsor Name: ________________________________________________

     B.   [X]Z[X] File Number (if any): ________________________________________

     C.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     D.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

112. A.   [X]Z[X] Sponsor Name: ________________________________________________

     B.   [X]Z[X] File Number (if any): ________________________________________

     C.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     D.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

     For period ending 12/31/2006
     File number 811-05179

113. A.   [X]Z[X] Trustee Name: ________________________________________________

     B.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     C.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

113. A.   [X]Z[X] Trustee Name: ________________________________________________

     B.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     C.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

114. A.   [X]Z[X] Principal Underwriter Name: __________________________________

     B.   [X]Z[X] File Number (if any): ________________________________________

     C.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     D.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

114. A.   [X]Z[X] Principal Underwriter Name: __________________________________

     B.   [X]Z[X] File Number (if any): ________________________________________

     C.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     D.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

115. A.   [X]Z[X] Independent Public Accountant Name: __________________________

     B.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     C.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

115. A.   [X]Z[X] Independent Public Accountant Name: __________________________

     B.   [X]Z[X] City: _______ State: _______ Zip Code: _______ Zip Ext: ______

     C.   [X]Z[X] Foreign Country: _____________ Foreign Postal Code: __________

     For period ending 12/31/2006
     File number 811-05179

116. Family of investment companies information:

     A.   [X]Z[X] Is Registrant part of a family of investment companies? (Y/N)
                                                                         _______
                                                                             Y/N

     B.   [X]Z[X] Identify the family in 10 letters: MANULIFEIS
                  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   [X]Z[X] Is Registrant a separate account of an insurance company?
                  (Y/N)
                                                                         _______
                                                                             Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.   [X]Z[X] Variable annuity contracts? (Y/N)
                                                                         _______
                                                                             Y/N

     C.   [X]Z[X] Schedule premium variable life contracts? (Y/N)
                                                                         _______
                                                                             Y/N

     D.   [X]Z[X] Flexible premium variable life contracts? (Y/N)
                                                                         _______
                                                                             Y/N

     E.   [X]Z[X] Other types of insurance products registered under the
                  Securities Act of 1933? (Y/N)
                                                                         _______
                                                                             Y/N

118. [X]Z[X] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                         _______

119. [X]Z[X] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                                                         _______

120. [X]Z[X] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                         _______

121. [X]Z[X] State the number of series for which a current prospectus was in existence at the end of the period
                                                                         _______

122. [X]Z[X] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                         _______

     For period ending 12/31/2006
     File number 811-05179

123. [X]Z[X] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                         _______

124. [X]Z[X] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
                                                                         _______

125. [X]Z[X] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                                        $_______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series). ($000's omitted)
                                                                        $_______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                          Number of                        Total Income
                                                            Series      Total Assets       Distributions
                                                          Investing   ($000's omitted)   ($000's omitted)
                                                          ---------   ----------------   ----------------
A    U.S. Treasury direct issue                             ______         $______            $______
B    U.S. Government agency                                 ______         $______            $______
C    State and municipal tax-free                           ______         $______            $______
D    Public utility debt                                    ______         $______            $______
E    Broker or dealers debt or debt of brokers'
        or dealers' parent                                  ______         $______            $______
F    All other corporate intermed & long-term debt          ______         $______            $______
G    All other corporate short-term debt                    ______         $______            $______
H    Equity securities or brokers or dealers or parents
        of brokers or dealers                               ______         $______            $______
I    Investment company equity securities                   ______         $______            $______
J    All other equity securities                                 1         $66,040            $     0
K    Other securities                                       ______         $______            $______
                                                                           -------
L    Total assets of all series of Registrant                              $66,040
                                                                           =======

     For period ending 12/31/2006
     File number 811-05179

128. [X]Z[X] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the insurer? (Y/N)
                                                                         _______
                                                                             Y/N
             [If answer is "N" (No), go to item 131.]

129. [X]Z[X] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                         _______
                                                                             Y/N
             [If answer is "N" (No), go to item 131.]

130. [X]Z[X] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

                                                                         _______
                                                                             Y/N

131. Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted)
                                                                        $    697

132. [X]Z[X] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811- _____   811- _____   811- _____   811- _____   811- _____

     811- _____   811- _____   811- _____   811- _____   811- _____

     811- _____   811- _____   811- _____   811- _____   811- _____

     811- _____   811- _____   811- _____   811- _____   811- _____

     811- _____   811- _____   811- _____   811- _____   811- _____

     811- _____   811- _____   811- _____   811- _____   811- _____

     811- _____   811- _____   811- _____   811- _____   811- _____

     811- _____   811- _____   811- _____   811- _____   811- _____

     811- _____   811- _____   811- _____   811- _____   811- _____

     For period ending 12/31/2006
     File number 811-05179

This report is signed on behalf of the registrant in the City of Toronto, Canada on the 23rd day of February, 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.) SEPARATE ACCOUNT M


By: /s/ JANET WYMAN
    ---------------------------------
    Janet Wyman
    Accounting Director





/s/ DIANNE ALDAN
-------------------------------------
Witness:
Dianne Aldan
Financial Analyst